SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Other	$ 1,326,991	$ 1,348,577	$ 1,422,373
Total	1,326,991	1,348,577	1,422,373
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Other			1,250
Estimated life (years)		3 years
MABT Covid-19 License [Member]
Finite-Lived Intangible Assets [Line Items]
Other	$ 1,215,098	$ 1,233,418	1,306,701
Estimated life (years)	20 years	20 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Other	$ 96,481	$ 98,032	104,232
Estimated life (years)	20 years	20 years
National Institute of Health Patent License One [Member]
Finite-Lived Intangible Assets [Line Items]
Other	$ 6,389	$ 7,222
Estimated life (years)	2 years	2 years
National Institute of Health Patent License Two [Member]
Finite-Lived Intangible Assets [Line Items]
Other	$ 589	$ 1,471	1,756
Estimated life (years)	3 years	3 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Other	$ 8,434	$ 8,434	$ 8,434
Estimated life (years)	20 years	20 years